Related Party Transactions - Unsecured short-term loan and bad debt provision to receivables (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction
Bad debt provision to receivables				¥ 91,348			$ 11,444			¥ 91,348	¥ 78,684	$ 9,520	¥ 65,454	¥ 58,846
Due from related party							13,269				91,228		187,214
Total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle							6,901	¥ 47,445	¥ 54,286	35,113
Tianbo
Related Party Transaction
Principal amount of short-term unsecured loans	$ 1,500	¥ 10,000
Interest rate of short-term unsecured loans	10.00%	10.00%
Maturity of short-term unsecured loans	12 months	12 months
Bad debt provision to receivables							2,500				17,200		14,700
Lilita
Related Party Transaction
Bad debt provision to receivables													1,000
Particle
Related Party Transaction
Due from related party							1,458				10,022		89,323
Total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle							$ 1,400	¥ 9,900	¥ 23,100	¥ 9,100
Particle | Loan Granted to Related Party in November 2016
Related Party Transaction
Principal amount of short-term unsecured loans					$ 6,800	¥ 45,900
Interest rate of short-term unsecured loans					9.00%	9.00%
Maturity of short-term unsecured loans				12 months	6 months	6 months
Particle | Loan Granted to Related Party in January 2017
Related Party Transaction
Principal amount of short-term unsecured loans			¥ 74,000
Interest rate of short-term unsecured loans			9.00%
Maturity of short-term unsecured loans			12 months
Due from related party											¥ 0		¥ 80,400